Interest rate risk (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Assets, liabilities and shareholders' equity and off-balance sheet instruments on the date of the earlier of contractual maturity, expected maturity or repricing date
The following tables set out the assets, liabilities and shareholders' equity on the date of the earlier of contractual maturity, expected maturity or repricing date. Use of these tables to derive information about the Bank’s interest rate risk position is limited by the fact that customers may choose to terminate their financial instruments at a date earlier than the contractual maturity or repricing date. Examples of this include fixed-rate mortgages, which are shown at contractual maturity but which may pre-pay earlier, and certain term deposits, which are shown at contractual maturity but which may be withdrawn before their contractual maturity subject to prepayment penalties. Investments are shown based on remaining contractual maturities. The remaining contractual principal maturities for mortgage-backed securities (primarily US government agencies) do not consider prepayments. Remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature.

December 31, 2020	Earlier of contractual maturity or repricing date
(in $ millions)	Within 3 months	3 to 6 months	6 to 12 months	1 to 5 years	After 5 years	Non-interest bearing funds	Total
Assets
Cash due from banks	3,156	—	—	—	—	134	3,290
Securities purchased under agreement to resell	197	—	—	—	—	—	197
Short-term investments	494	327	2	—	—	—	823
Investments	13	13	27	92	4,711	7	4,863
Loans	4,170	39	71	652	187	42	5,161
Other assets	—	—	—	—	—	405	405
Total assets	8,030	379	100	744	4,898	588	14,739

Liabilities and shareholders' equity
Shareholders’ equity	—	—	—	—	—	982	982
Demand deposits	7,578	—	—	—	—	3,012	10,590
Term deposits	1,584	634	344	99	—	—	2,661
Other liabilities	—	—	—	—	—	335	335
Long-term debt	—	—	—	171	—	—	171
Total liabilities and shareholders' equity	9,162	634	344	270	—	4,329	14,739

Interest rate sensitivity gap	(1,132)	(255)	(244)	474	4,898	(3,741)	—
Cumulative interest rate sensitivity gap	(1,132)	(1,387)	(1,631)	(1,157)	3,741	—	—

December 31, 2019	Earlier of contractual maturity or repricing date
(in $ millions)	Within 3 months	3 to 6 months	6 to 12 months	1 to 5 years	After 5 years	Non-interest bearing funds	Total
Assets
Cash due from banks	2,462	—	—	—	—	88	2,550
Securities purchased under agreement to resell	142	—	—	—	—	—	142
Short-term investments	622	591	3	—	—	2	1,218
Investments	415	23	11	102	3,878	7	4,436
Loans	4,025	16	148	292	648	14	5,143
Other assets	—	—	—	—	—	433	433
Total assets	7,666	630	162	394	4,526	544	13,922

Liabilities and shareholders' equity
Shareholders’ equity	—	—	—	—	—	964	964
Demand deposits	7,151	—	—	—	—	2,239	9,390
Term deposits	2,435	234	305	78	—	—	3,052
Other liabilities	—	—	—	—	—	373	373
Long-term debt	70	—	—	73	—	—	143
Total liabilities and shareholders' equity	9,656	234	305	151	—	3,576	13,922

Interest rate sensitivity gap	(1,990)	396	(143)	243	4,526	(3,032)	—
Cumulative interest rate sensitivity gap	(1,990)	(1,594)	(1,737)	(1,494)	3,032	—	—